Document and Entity Information	9 Months Ended
	May 31, 2013	Jul. 15, 2013
Document and Entity Information:
Entity Registrant Name	SCOOP MEDIA, INC.
Document Type	10-Q
Document Period End Date	May 31, 2013
Amendment Flag	false
Entity Central Index Key	0001533615
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		8,000,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3

Balance Sheets (Unaudited) (USD $)	May 31, 2013	Aug. 31, 2012
Current Assets
Cash	$ 5,589	$ 12,313
Total Current Assets	5,589	12,313
Current Liabilities
Accrued liabilities	13,500	7,500
Due to related parties	380	380
Total Current Liabilities	13,880	7,880
Stockholders' Equity ( Deficit )
Common stock Authorized: 200,000,000 shares, par value $0.001 8,000,000 and 5,500,000 share issued and outstanding	8,000	5,500
Additional paid-in capital	72,000	49,500
Deficit accumulated during the development stage	(88,291)	(50,567)
Total Stockholders' Equity (Deficit)	(8,291)	4,433
Total Liabilities and Stockholders' Equity (Deficit)	$ 5,589	$ 12,313

Balance Sheets Parentheticals (USD $)	May 31, 2013	Aug. 31, 2012
Parentheticals
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	200,000,000	200,000,000
Common Stock, shares issued	8,000,000	5,500,000
Common Stock, shares outstanding	8,000,000	5,500,000

Statements of Expenses (USD $)	3 Months Ended		9 Months Ended		26 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	May 31, 2013
Expenses
General and administrative	$ 6,532	$ 25,800	$ 37,724	$ 33,532	$ 88,291
Total Operating Expenses	6,532	25,800	37,724	33,532	88,291
Net Loss	$ (6,532)	$ (25,800)	$ (37,724)	$ (33,532)	$ (88,291)
Net Loss Per Share - Basic and Diluted	$ 0	$ 0	$ 0	$ (0.01)
Weighted Average Shares Outstanding	8,000,000	5,500,000	7,771,062	5,500,000

Statements of Cash Flows (USD $)	9 Months Ended		26 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
Operating Activities
Net loss	$ (37,724)	$ (33,532)	$ (88,291)
Changes in operating assets and liabilities:
Prepaid expenses	0	7,500	0
Accounts Payable Accrued liabilities	6,000	6,000	13,500
Net Cash Used in Operating Activities	(31,724)	(10,032)	(74,791)
Financing Activities
Proceeds from issuance of common stock	25,000	0	80,000
Proceeds from related party debt	0	0	380
Net Cash Provided by Financing Activities	25,000	0	80,380
Net Increase in Cash	(6,724)	(20,032)	5,589
Cash, Beginning of Period	12,313	47,421	0
Cash, End of Period	5,589	27,389	5,589
Supplemental Disclosures
Interest paid	0	0	0
Income taxes paid	$ 0	$ 0	$ 0

Nature of Operations, Basis of Presentation and Going Concern	9 Months Ended
May 31, 2013
Nature of Operations and Continuance of Business
Nature of Operations and Continuance of Business

Nature of Operations, Basis of Presentation, and Going Concern

Scoop Media, Inc. (the “Company”) was incorporated in the state of Nevada on March 18, 2011.  The Company has been in the exploration stage since its formation and has not commenced business operations.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize it assets and discharge its liabilities in the normal course of business. During the period ended May 31, 2013, the Company has an accumulated deficit of $88,291. The Company is in the business of developing a website that will provide reviews and information on online dating sites.  The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Basis of Presentation

The accompanying unaudited interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s most recent Annual Financial Statements filed with the SEC on Form 10-K. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim period presented have been reflected herein. The results of operations for the interim period are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal period, as reported in the Form 10-K, have been omitted.

Related Party Transactions	9 Months Ended
May 31, 2013
Related Party Transactions
Related Party Transactions	a) As at May 31, 2013, the Company was indebted to the President of the Company in the amount of $380, which is non-interest bearing, unsecured, and due on demand.

Common Stock	9 Months Ended
May 31, 2013
Common Stock
Common Stock	Common Stock a) On September 25, 2012, the Company issued 2,500,000 shares of common stock at $0.01 per share for proceeds of $25,000.

GOING CONCERN (Details) (USD $)	May 31, 2013
GOING CONCERN:
Accumulated deficit	$ 88,291

RELATED PARTY TRANSACTION CONSISTS OF (Details) (USD $)	May 31, 2013
RELATED PARTY TRANSACTION CONSISTS OF:
Related Party Payables	$ 380

Common Stock Transactions (Details) (USD $)	Sep. 25, 2012
Common Stock Transactions:
Issued common shares	2,500,000
Common stock shares par value	$ 0.01
Common shares for proceeds	$ 25,000